Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 13, 2014 to the

Statutory Prospectus for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI U.S. Equity Hedged Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI U.S. Equity Hedged Fund
Expense [Heading]	rr_ExpenseHeading	Within the Fund Summary relating to the Fund, the Annual Fund Operating Expenses table in the subsection entitled "Fees and Expenses of the Fund" is hereby deleted and replaced in its entirety with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Within the Fund Summary relating to the Fund, the table in the subsection entitled "Fees and Expenses of the Fund-Examples" is hereby replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	The first paragraph in the subsection entitled "Principal Investment Strategies" within the Fund Summary relating to the Fund is hereby restated in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks. To achieve its long equity exposure, the Fund expects to invest typically in one or more exchange traded funds (ETFs), such as the SPDR® S&P 500® ETF, that are intended to achieve exposure to and approximate the relative weighting of stocks in the S&P 500 Index, which may include real estate investment trusts (REITs). The Fund may also invest in all of the companies included in the S&P 500 Index, seeking to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired stocks through other instruments, the Fund may also invest in stock index futures, other ETFs and other derivative instruments.

Risk [Heading]	rr_RiskHeading	Within the Fund Summary relating to the Fund, the following is hereby added to the subsection entitled "Principal Risks":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Underlying Fund and Other Acquired Fund Risks: The Fund will be affected by factors, risks and performance specific to Other Acquired Funds.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement for future reference.
A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.57%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.23%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.34%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,124
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,629
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,124
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,629
C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.77%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	2.09%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,966
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,123
Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.58%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.49%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.09%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,844
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,457
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,761
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,844
P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.47%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.19%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,781
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,445
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,730
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,781
D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.53%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(6.19%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,411
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,411

[1]	Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund's assets among the Other Acquired Funds and upon the total annual operating expenses of Other Acquired Funds for the current fiscal year. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through November 30, 2015, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, Acquired Fund Fees and Expenses, and certain credits and other expenses, exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Institutional Class shares, 1.10% for Class P shares and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.